THE NEW YORK TIMES COMPANY

Alison C.M. Zoellner Assistant General Counsel
February 23, 2006	229 West 43rd Street New York, NY 10036
VIA EDGAR	tel 212.556-4097 fax 212.556-4634 zoellnac@nytimes.com

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:
The New York Times Company: File No. 1-5837

Dear Sir or Madam:

We are transmitting for filing pursuant to the Securities Exchange Act of 1934, as amended, and Rule 13a-1 thereunder, the annual report on Form 10-K, including financial statements, financial statement schedules and exhibits, for The New York Times Company for the fiscal year ended December 25, 2005.

The financial statements included in the report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices, except as discussed in Management's Discussion and Analysis of Financial Condition and Results of Operations.

If you have any questions or comments, please telephone the undersigned at (212) 556-4097 or Diane Brayton at (212) 556-5995.

Very truly yours,

Alison C.M. Zoellner

cc:
Rhonda L. Brauer
Diane Brayton
Kenneth A. Richieri
Solomon B. Watson IV